Schedule of Investments - September 30, 2020
Hotchkis & Wiley International Small Cap Diversified Value Fund (Unaudited)

Country Breakdown* (% of net assets)

Japan	29.48%
United Kingdom	15.84%
Australia	7.00%
France	6.12%
Italy	5.93%
Germany	4.22%
Sweden	3.52%
Canada	3.44%
Switzerland	2.65%
Austria	2.60%
Singapore	2.58%
Israel	2.19%
Spain	2.02%
Denmark	1.76%
Ireland	1.52%
Netherlands	1.21%
Finland	1.06%
Norway	0.86%
Hong Kong	0.83%
Czech Republic	0.76%
Poland	0.67%
Malaysia	0.59%
United States	0.58%
New Zealand	0.49%
Belgium	0.47%
Portugal	0.46%
Short-term securities and other assets in excess of liabilities	1.15%
* Based on country of risk.

	Shares
COMMON STOCKS - 98.85%	Held		Value
COMMUNICATION SERVICES - 2.70%
Diversified Telecommunication Services - 0.49%
O2 Czech Republic AS (v)		2,400	$22,811

Entertainment - 0.42%
Akatsuki, Inc. (v)		200	8,832
GungHo Online Entertainment, Inc. (v)		500	10,770
			19,602
Media - 1.79%
Atresmedia Corp. de Medios de Comunicacion SA (v)		3,400	8,979
APG SGA SA (a) (v)		120	24,159
ITV PLC (v)		11,000	9,589
Metropole Television SA (a) (v)		1,200	14,327
Reach PLC (a) (v)		20,000	19,828
TX Group AG (v)		100	7,211
			84,093
TOTAL COMMUNICATION SERVICES			126,506

CONSUMER DISCRETIONARY - 12.37%
Auto Components - 1.76%
Cie Plastic Omnium SA (v)		600	15,855
FCC Company Ltd. (v)		800	14,745
Hella GmbH & Company KGaA (a)		200	10,088
NHK Spring Company Ltd. (v)		2,300	14,726
Nokian Renkaat Oyj (v)		400	11,307
Toyota Boshoku Corp. (v)		1,100	15,597
			82,318
Automobiles - 1.18%
Mazda Motor Corp. (v)		3,700	21,703
Mitsubishi Motors Corp. (a) (v)		6,100	13,470
Trigano SA (v)		130	20,075
			55,248
Distributors - 0.44%
Inchcape PLC (a) (v)		3,600	20,415

Hotels, Restaurants & Leisure - 0.75%
888 Holdings PLC (v)		4,100	13,290
Dalata Hotel Group PLC (a) (v)		7,500	21,746
			35,036
Household Durables - 2.59%
Bellway PLC (v)		700	21,217
Countryside Properties PLC (r) (v)		2,100	9,107
Crest Nicholson Holdings PLC (a) (v)		5,400	13,759
Foster Electric Company Ltd. (v)		2,300	24,785
Henry Boot PLC		2,800	8,978
Redrow PLC (a) (v)		4,100	21,332
Tamron Company Ltd. (v)		1,400	22,170
			121,348
Internet & Catalog Retail - 0.24%
Takkt AG (a) (v)		900	11,225

Leisure Products - 0.34%
Photo-Me International PLC		24,500	16,091

Specialty Retail - 4.27%
Adastria Company Ltd. (v)		1,500	23,666
AOKI Holdings, Inc. (v)		4,400	22,128
Bilia AB (a) (v)		2,200	27,653
Geo Holdings Corp. (v)		1,100	17,481
Kingfisher PLC (v)		6,600	25,281
Mobilezone Holding AG (v)		1,100	10,905
Premier Investments Ltd. (v)		1,100	16,352
Unieuro SpA (a) (r) (v)		2,200	29,033
United Arrows Ltd. (v)		1,900	27,629
			200,128
Textiles, Apparel & Luxury Goods - 0.80%
Chargeurs SA (v)		900	17,651
HUGO BOSS AG (v)		800	19,997
			37,648
TOTAL CONSUMER DISCRETIONARY			579,457

CONSUMER STAPLES - 6.68%
Beverages - 1.27%
Britvic PLC (v)		2,300	24,372
Corby Spirit and Wine Ltd.		1,100	12,962
Stock Spirits Group PLC (v)		8,000	22,266
			59,600
Food & Staples Retailing - 1.90%
Amsterdam Commodities NV		400	8,751
Arcs Company Ltd. (v)		700	17,971
Kato Sangyo Company Ltd. (v)		700	25,091
Metcash Ltd. (v)		11,700	23,245
Sugi Holdings Company Ltd. (v)		200	14,141
			89,199
Food Products - 3.00%
Austevoll Seafood ASA (v)		1,600	13,326
Ezaki Glico Company Ltd. (v)		500	22,358
Greencore Group PLC (v)		8,500	10,756
Itoham Yonekyu Holdings, Inc. (v)		1,500	10,754
La Doria SpA (v)		1,800	23,554
Neto ME Holdings Ltd. (v)		300	12,591
Nippon Flour Mills Company Ltd. (v)		900	14,819
Tassal Group Ltd. (v)		9,200	22,958
Tate & Lyle PLC (v)		1,100	9,440
			140,556
Tobacco - 0.51%
Scandinavian Tobacco Group A/S (r) (v)		1,600	23,696
TOTAL CONSUMER STAPLES			313,051

ENERGY - 1.89%
Energy Equipment & Services - 1.10%
Frank's International NV (a)		8,700	13,398
Subsea 7 SA (a) (v)		2,900	20,843
TechnipFMC PLC (v)		2,700	17,208
			51,449
Oil, Gas & Consumable Fuels - 0.79%
Cairn Energy PLC (a) (v)		12,600	23,383
Kosmos Energy Ltd.		14,000	13,658
			37,041
TOTAL ENERGY			88,490

FINANCIALS - 24.70%
Banks - 8.98%
AIB Group PLC (a) (v)		18,300	18,773
The Aichi Bank Ltd. (v)		300	8,668
Banca Popolare di Sondrio SCPA (a) (v)		4,700	9,850
Banco de Sabadell SA (v)		57,100	19,818
Bank Millennium SA (a) (v)		28,600	20,456
Bank of Ireland Group PLC (a) (v)		10,700	19,838
Caisse Regionale de Credit Agricole Mutuel Brie Picardie (a)		900	20,575
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine (a)		170	19,730
Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France (v)		260	21,631
Caisse Regionale de Credit Agricole Mutuel d'Ille-et-Vilaine (v)		140	12,622
Caisse Regionale de Credit Agricole Mutuel Nord de France (a) (v)		600	12,514
Caisse Regionale de Credit Agricole Mutuel Toulouse 31 (a) (v)		210	21,012
Canadian Western Bank		1,300	26,214
Credito Valtellinese SpA (a) (v)		2,700	25,776
Dah Sing Financial Holdings Ltd. (v)		3,200	7,723
The Hachijuni Bank Ltd. (v)		2,300	9,047
Jutlander Bank A/S		500	14,016
Kansai Mirai Financial Group, Inc. (v)		2,300	9,461
The Keiyo Bank Ltd. (v)		1,800	8,346
Komercni Banka AS (a) (v)		600	12,642
The Musashino Bank Ltd. (v)		600	8,937
Pareto Bank ASA (a) (v)		3,200	13,392
San ju San Financial Group, Inc. (v)		700	9,140
Santander Bank Polska SA (a) (v)		300	11,062
Sparebanken Telemark (v)		1,000	13,583
Sparekassen Sjaelland-Fyn A/S		1,000	12,630
The Tochigi Bank Ltd. (v)		5,800	10,048
Unicaja Banco SA (a) (r) (v)		30,700	23,086
			420,590
Capital Markets - 5.07%
AGF Management Ltd.		5,900	26,275
Alaris Equity Partners Income		900	7,394
Canaccord Genuity Group, Inc.		1,700	8,669
CI Financial Corp.		1,000	12,684
GAM Holding AG (a) (v)		9,600	18,508
Jafco Company Ltd. (v)		600	25,336
Janus Henderson Group PLC		500	10,860
Jupiter Fund Management PLC (v)		3,300	9,527
Man Group PLC (v)		8,100	12,008
Meitav Dash Investments Ltd. (v)		4,800	16,402
Navigator Global Investments Ltd. (v)		23,900	26,257
Numis Corp. PLC (v)		2,200	8,399
Quilter PLC (r) (v)		5,100	8,433
Rothschild & Company (a) (v)		900	25,304
Sawada Holdings Company Ltd. (v)		1,600	13,357
Value Partners Group Ltd. (v)		19,000	8,154
			237,567
Consumer Finance - 3.09%
AEON Credit Service M Bhd (v)		11,100	27,793
AEON Financial Service Company Ltd. (v)		1,600	14,585
FlexiGroup Ltd. (v)		11,300	8,807
goeasy Ltd.		200	9,825
Hoist Finance AB (a) (r) (v)		6,500	22,786
Nawi Brothers Ltd. (a) (v)		5,100	22,312
Orient Corp. (v)		9,000	9,734
Provident Financial PLC (a) (v)		6,000	14,997
Resurs Holding AB (r) (v)		2,700	13,962
			144,801
Diversified Financial Services - 2.98%
Banca IFIS SpA (a) (v)		2,300	22,171
Banca Mediolanum SpA (v)		1,200	8,640
Challenger Ltd. (v)		3,300	9,183
doValue SpA (a) (r)		1,300	12,911
Financial Products Group Company Ltd. (v)		4,900	24,987
Investment AB Oresund (v)		800	11,418
Japan Investment Adviser Company Ltd. (v)		1,000	11,836
M&G PLC (v)		10,600	21,788
Tokyo Century Corp. (v)		300	16,352
			139,286
Insurance - 4.36%
ASR Nederland NV (v)		700	23,543
Beazley PLC (v)		1,700	6,730
Clal Insurance Enterprises Holdings Ltd. (a) (v)		1,100	10,367
Direct Line Insurance Group PLC (v)		5,400	18,834
Grupo Catalana Occidente SA (v)		400	10,035
Helvetia Holding AG (v)		100	8,520
Hiscox Ltd. (a) (v)		900	10,385
Lancashire Holdings Ltd. (v)		2,300	20,559
RSA Insurance Group PLC (a) (v)		4,300	25,108
SCOR SE (a) (v)		900	25,058
Unipol Gruppo SpA (a) (v)		3,400	14,858
UNIQA Insurance Group AG (v)		1,300	7,868
Vienna Insurance Group AG Wiener Versicherung Gruppe (v)		1,000	22,207
			204,072
Thrifts & Mortgage Finance - 0.22%
Asax Company Ltd. (v)		1,400	10,403
TOTAL FINANCIALS			1,156,719

HEALTH CARE - 3.60%
Health Care Equipment & Supplies - 0.67%
Draegerwerk AG & Company KGaA (v)		200	14,747
Paramount Bed Holdings Company Ltd. (v)		400	16,533
			31,280
Health Care Providers & Services - 2.19%
Arvida Group Ltd. (v)		9,400	10,563
Estia Health Ltd. (v)		22,200	23,304
Regis Healthcare Ltd. (v)		24,400	18,304
Ship Healthcare Holdings, Inc. (v)		200	9,793
Summerset Group Holdings Ltd. (v)		2,100	12,559
Toho Holdings Company Ltd. (v)		1,300	28,034
			102,557
Pharmaceuticals - 0.74%
Alliance Pharma PLC (v)		9,500	9,094
Sawai Pharmaceutical Company Ltd. (v)		200	10,091
Tsumura & Company (v)		500	15,582
			34,767
TOTAL HEALTH CARE			168,604

INDUSTRIALS - 23.90%
Aerospace & Defense - 2.26%
Austal Ltd. (v)		5,900	13,935
Avio SpA (a) (v)		1,300	20,424
Meggitt PLC (a) (v)		3,600	11,947
QinetiQ Group PLC (v)		3,600	12,884
Saab AB (a) (v)		500	14,701
Senior PLC (v)		32,700	18,723
Ultra Electronics Holdings PLC (v)		500	13,437
			106,051
Air Freight & Logistics - 2.37%
bpost SA (v)		2,500	21,892
Oesterreichische Post AG (v)		400	13,443
PostNL NV (a) (v)		8,100	24,592
Royal Mail PLC (v)		8,600	26,371
Wincanton PLC		9,500	24,639
			110,937
Airlines - 0.58%
Qantas Airways Ltd. (a) (v)		9,200	26,980

Building Products - 0.81%
Inrom Construction Industries Ltd. (v)		2,500	10,096
Nichiha Corp. (v)		400	12,021
Takasago Thermal Engineering Company Ltd. (v)		1,100	15,798
			37,915
Commercial Services & Supplies - 2.18%
Aggreko PLC (v)		4,000	19,020
Daiseki Company Ltd. (v)		400	10,010
Downer EDI Ltd. (v)		4,400	13,985
ISS A/S (a) (v)		600	7,897
Loomis AB (a)		900	24,621
Okamura Corp. (v)		1,300	9,179
Pilot Corp. (v)		300	8,821
Societe BIC SA (v)		160	8,386
			101,919
Construction & Engineering - 3.05%
Balfour Beatty PLC (v)		2,700	7,773
CIMIC Group Ltd. (a) (v)		600	8,037
Grupo Empresarial San Jose SA (v)		1,700	7,983
Hazama Ando Corp. (v)		1,500	10,368
Implenia AG (v)		200	6,142
Keller Group PLC		1,100	8,644
Kumagai Gumi Company Ltd. (v)		400	10,308
Maire Tecnimont SpA (a) (v)		6,800	11,830
Morgan Sindall Group PLC (v)		600	8,807
Per Aarsleff Holding A/S (v)		200	8,390
Sanki Engineering Company Ltd. (v)		800	8,769
Strabag SE		300	9,233
Sumitomo Densetsu Company Ltd. (v)		400	9,403
Sumitomo Mitsui Construction Company Ltd. (v)		2,300	9,356
Taikisha Ltd. (v)		300	8,321
Tobishima Corp. (v)		900	9,319
			142,683
Electrical Equipment - 0.33%
GS Yuasa Corp. (v)		900	15,553

Industrial Conglomerates - 1.11%
MBB SE (v)		300	29,806
Rheinmetall AG (v)		250	22,422
			52,228
Machinery - 8.43%
ANDRITZ AG (v)		300	9,260
Aumann AG (a) (r) (v)		1,000	13,156
Bucher Industries AG (v)		40	15,237
Danieli & C Officine Meccaniche SpA		3,000	33,450
Duerr AG (v)		800	24,475
Ebara Corp. (v)		600	16,270
Frencken Group Ltd. (v)		16,800	12,199
Fu Yu Corp. Ltd. (v)		51,000	8,828
Glory Ltd. (v)		600	13,453
The Japan Steel Works Ltd. (v)		1,500	26,388
Manitou BF SA (a)		700	13,493
Meidensha Corp. (v)		600	9,243
Morgan Advanced Materials PLC (v)		4,400	13,494
Nitta Corp. (v)		600	13,276
Noritake Company Ltd. (v)		500	15,748
OKUMA Corp. (v)		200	9,384
OSG Corp. (v)		600	9,614
Ponsse Oyj (v)		500	13,840
Shibuya Corp. (v)		500	17,306
Shinmaywa Industries Ltd. (v)		1,000	8,634
Sulzer AG (v)		100	8,038
Takeuchi Manufacturing Company Ltd. (v)		1,300	25,856
Takuma Company Ltd. (v)		1,000	17,125
Talgo SA (a) (r) (v)		2,000	8,015
Tsubakimoto Chain Company (v)		600	14,115
Tsukishima Kikai Company Ltd. (v)		1,200	14,606
Wacker Neuson SE (a) (v)		500	10,175
			394,678
Professional Services - 1.34%
Bertrandt AG		600	22,722
Gateley Holdings PLC (a) (v)		8,800	14,021
McMillan Shakespeare Ltd. (v)		1,400	8,305
Persol Holdings Company Ltd. (v)		600	9,801
SThree PLC		2,600	8,052
			62,901
Road & Rail - 0.40%
Nikkon Holdings Company Ltd. (v)		500	10,840
Sankyu, Inc. (v)		200	7,898
			18,738
Trading Companies & Distributors - 1.03%
Ferronordic AB (a) (v)		1,600	29,295
Kanamoto Company Ltd. (v)		400	9,120
Kanematsu Corp. (v)		800	9,817
			48,232
TOTAL INDUSTRIALS			1,118,815

INFORMATION TECHNOLOGY - 9.01%
Communications Equipment - 0.98%
Evertz Technologies Ltd.		2,700	23,116
Telit Communications PLC (a) (v)		13,000	22,776
			45,892
Electronic Equipment, Instruments & Components - 4.22%
Alps Alpine Company Ltd. (v)		1,700	22,915
AT&S Austria Technologie & Systemtechnik AG (v)		500	9,444
Esprinet SpA (a) (v)		3,100	27,437
Hi-P International Ltd. (v)		25,400	22,233
Horiba Ltd. (v)		200	10,460
Japan Aviation Electronics Industry Ltd. (v)		1,800	24,923
Kaga Electronics Company Ltd. (v)		700	14,938
Macnica Fuji Electronics Holdings, Inc. (v)		600	11,000
Nippon Electric Glass Company Ltd. (v)		800	14,950
Oki Electric Industry Company Ltd. (v)		900	9,715
V Technology Company Ltd. (v)		700	29,574
			197,589
IT Services - 1.61%
CSE Global Ltd. (v)		37,500	12,867
DTS Corp. (v)		500	10,641
Global Dominion Access SA (a) (r)		4,100	16,729
KNOW IT AB (a)		800	20,322
Sword Group (v)		400	14,865
			75,424
Semiconductors & Semiconductor Equipment - 1.73%
Elmos Semiconductor SE (v)		400	9,745
Kulicke & Soffa Industries, Inc.		1,000	22,401
Micronics Japan Company Ltd. (v)		900	9,453
Siltronic AG (v)		100	8,959
Tokyo Seimitsu Company Ltd. (v)		300	9,556
Ulvac, Inc. (v)		300	10,931
UMS Holdings Ltd. (v)		13,700	10,065
			81,110
Software - 0.47%
Silverlake Axis Ltd. (v)		101,500	21,738
TOTAL INFORMATION TECHNOLOGY			421,753

MATERIALS - 9.90%
Chemicals - 3.52%
Daicel Corp. (v)		1,300	9,370
ICL Group Ltd. (v)		2,800	9,894
Johnson Matthey PLC (v)		500	15,194
Kanto Denka Kogyo Company Ltd. (v)		3,100	21,446
Lenzing AG (a) (v)		300	16,489
Nihon Parkerizing Company Ltd. (v)		900	8,817
Sumitomo Seika Chemicals Company Ltd. (v)		700	22,623
Tikkurila Oyj (v)		1,400	24,489
Toagosei Company Ltd. (v)		1,400	15,004
Tokuyama Corp. (v)		900	21,693
			165,019
Construction Materials - 2.18%
Breedon Group PLC (a)		9,100	8,337
Buzzi Unicem SpA (v)		600	13,940
CSR Ltd. (v)		5,200	16,029
Forterra PLC (a) (r)		10,600	24,210
H+H International A/S (a) (v)		800	15,897
Vicat SA		700	23,432
			101,845
Containers & Packaging - 0.85%
Fuji Seal International, Inc. (v)		500	9,615
Mayr Melnhof Karton AG (v)		60	10,409
Orora Ltd. (v)		5,600	9,669
Winpak Ltd.		300	10,240
			39,933
Metals & Mining - 2.39%
Central Asia Metals PLC (v)		4,900	10,177
Dowa Holdings Company Ltd. (v)		300	8,806
MACA Ltd. (v)		14,700	8,758
Macmahon Holdings Ltd. (v)		49,900	9,209
Mineral Resources Ltd. (v)		600	10,822
Mount Gibson Iron Ltd. (v)		46,500	24,318
Regis Resources Ltd. (v)		6,100	22,175
Sandfire Resources Ltd. (v)		2,500	7,388
Tokyo Steel Manufacturing Company Ltd. (v)		1,500	10,221
			111,874
Paper & Forest Products - 0.96%
Altri SGPS SA (v)		1,800	7,905
The Navigator Company SA (a) (v)		5,400	13,475
Stella-Jones, Inc.		700	23,709
			45,089
TOTAL MATERIALS			463,760

REAL ESTATE - 2.25%
Equity Real Estate Investment Trusts - 0.22%
First Real Estate Investment Trust (v)		32,500	10,407

Real Estate Management & Development - 2.03%
Airport City Ltd. (a) (v)		2,000	20,882
Great Eagle Holdings Ltd. (v)		10,000	22,859
Nisshin Group Holdings Company Ltd. (v)		6,500	25,834
Shinoken Group Company Ltd. (v)		2,700	25,320
			94,895
TOTAL REAL ESTATE			105,302

UTILITIES - 1.86%
Electric Utilities - 1.05%
BKW AG (v)		240	25,558
EVN AG (v)		1,400	23,360
			48,918
Gas Utilities - 0.81%
Hiroshima Gas Company Ltd. (v)		3,900	14,044
Italgas SpA (v)		3,800	23,966
			38,010
TOTAL UTILITIES			86,928

Total common stocks (Cost $4,392,560)			4,629,385
Total long-term investments (Cost $4,392,560)			4,629,385
	Principal
SHORT-TERM INVESTMENTS - 0.58%	Amount
Time Deposits - 0.58%
Australia and New Zealand Banking Group Ltd., 0.01%, 10/01/2020*		$25,256	25,256
Brown Brothers Harriman & Co., 0.00%, 10/01/2020*	AUD	1,459	1,045
Brown Brothers Harriman & Co., 0.03%, 10/01/2020*	CAD	165	124
Brown Brothers Harriman & Co., (0.69)%, 10/01/2020*	EUR	834	977
Total short-term investments (Cost $27,398)			27,402

Total investments - 99.43% (Cost $4,419,958)			4,656,787
Other assets in excess of liabilities - 0.57%			26,617
Net assets - 100.00%			$4,683,404

(a)	- Non-income producing security.
(r)
- Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $205,124, which represented 4.38% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $4,046,326, which represented 86.40% of net assets.  See Security Valuation below.

AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$583,059
Time Deposits	27,402
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	126,506
Consumer Discretionary	544,300
Consumer Staples	291,338
Energy	61,434
Financials	974,936
Health Care	168,604
Industrials	973,961
Information Technology	339,185
Materials	373,832
Real Estate	105,302
Utilities	86,928
Level 3 --- Significant unobservable inputs	-

Total Investments	$4,656,787

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.